GENERAL (Schedule of Unaudited Pro Forma Condensed Results of Operations) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
GENERAL [Abstract]
Revenues	$ 951,141	$ 880,183
Net income	$ 51,341	$ 55,498
Basic net earnings per share	$ 0.85	$ 0.91
Diluted net earnings per share	$ 0.83	$ 0.89